Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Contingency provisions	$ 126,479,776	$ 528,826,174
Restructuring provision		378,183,286
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	111,226,977	98,334,848
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Contingency provisions	32,876,731	40,695,715
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	4,689,679	1,119,283
For Claims and Credit Cards
Disclosure of other provisions [line items]
Contingency provisions	200	263
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	73,660,367	56,519,587
For Termination Benefits
Disclosure of other provisions [line items]
Contingency provisions	15,096,545	430,346,372
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	156,183	144,954
Administrative, Disciplinary and Criminal Penalties
Disclosure of other provisions [line items]
Contingency provisions	$ 71	$ 0